6. Leases (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Leases [Abstract]
Righ-of-use asset	$ 670,621	$ 874,159	$ 1,032,898	$ 0
Operating lease liability current	294,058	263,252		0
Operating lease liability noncurrent	404,853	633,098		$ 0
Lease costs	$ 272,980	$ 375,096